Average Annual Total Returns - Voya Global Perspectives Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Risk® Growth Index 1 Yr		Class ADV S&P Target Risk® Growth Index 5 Yrs		Class ADV S&P Target Risk® Growth Index 10 Yrs	Class ADV S&P Target Risk® Growth Index Since Inception		Class ADV Composite Index 1 Yr		Class ADV Composite Index 5 Yrs		Class ADV Composite Index 10 Yrs	Class ADV Composite Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Risk® Growth Index 1 Yr		Class I S&P Target Risk® Growth Index 5 Yrs		Class I S&P Target Risk® Growth Index 10 Yrs	Class I S&P Target Risk® Growth Index Since Inception		Class I Composite Index 1 Yr		Class I Composite Index 5 Yrs		Class I Composite Index 10 Yrs	Class I Composite Index Since Inception		Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Risk® Growth Index 1 Yr		Class S S&P Target Risk® Growth Index 5 Yrs		Class S S&P Target Risk® Growth Index 10 Yrs	Class S S&P Target Risk® Growth Index Since Inception		Class S Composite Index 1 Yr		Class S Composite Index 5 Yrs		Class S Composite Index 10 Yrs	Class S Composite Index Since Inception
Total	15.80%	9.05%		6.51%	May 01, 2013	11.83%	[1]	9.25%	[1]	[1]	7.84%	[1]	11.41%	[2]	9.71%	[2]	[2]	7.44%	[2]	16.13%	9.39%		6.87%	May 01, 2013	11.83%	[1]	9.25%	[1]	[1]	7.84%	[1]	11.41%	[2]	9.71%	[2]	[2]	7.44%	[2]	15.79%	9.11%		6.59%	May 01, 2013	11.83%	[1]	9.25%	[1]	[1]	7.84%	[1]	11.41%	[2]	9.71%	[2]	[2]	7.44%	[2]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.